Acquisition of business operations - Additional disclosures (Details) - USD ($) $ in Millions		5 Months Ended	12 Months Ended
	Jul. 21, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2021
Disclosure of detailed information about business combination [line items]
Retention/transaction bonus plan expense in period since acquisition			$ 10,275	$ 8,247	$ 7,568
Alexion Pharmaceuticals, Inc.
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 26,955
Fair value of inventory recognised in business combination	$ 6,769
Amortisation period for fair value adjustments on inventories	18 months
Fair value of property, plant and equipment recognised in business combination	$ 1,135
Contingent liabilities recognised in business combination	76
Other non-current liabilities recognised in business combination	697
Fair value of trade and other receivables recognised in business combination	2,096
Goodwill recognised on acquisition	8,287
Non-controlling interests recognised in business combination	150
Alexion's total revenues since acquisition		$ 3,071
Alexion's profit after tax since acquisition		889
Revenue of combined Group since beginning of period			41,132
Loss after tax of combined Group since beginning of period			(1,152)
Alexion Pharmaceuticals, Inc. | Products under development
Disclosure of detailed information about business combination [line items]
Intangible assets	2,760
Alexion Pharmaceuticals, Inc. | Launched products
Disclosure of detailed information about business combination [line items]
Intangible assets	23,695
Alexion Pharmaceuticals, Inc. | Retention/transaction bonus plan for legacy Alexion employees
Disclosure of detailed information about business combination [line items]
Potential bonus amount		50	$ 50
Alexion Pharmaceuticals, Inc. | Legacy Alexion employees retention bonus
Disclosure of detailed information about business combination [line items]
Bonus vesting period			6 months
Retention/transaction bonus plan expense in period since acquisition		24
Alexion Pharmaceuticals, Inc. | Alexion Performance Stock Plan (PSU)
Disclosure of detailed information about business combination [line items]
Expense from Alexion Performance Stock Plan awards in period since acquisition		257
Alexion Pharmaceuticals, Inc. | Maximum | Alexion Performance Stock Plan (PSU), awards granted 2019
Disclosure of detailed information about business combination [line items]
Maximum limit for conversion of Alexion Performance Stock Plan awards					175.00%
Alexion Pharmaceuticals, Inc. | Maximum | Alexion Performance Stock Plan (PSU), awards granted 2020
Disclosure of detailed information about business combination [line items]
Maximum limit for conversion of Alexion Performance Stock Plan awards				150.00%
Alexion Pharmaceuticals, Inc. | Selling, general and administrative costs
Disclosure of detailed information about business combination [line items]
Total acquisition-related costs			$ 171
Alexion Pharmaceuticals, Inc. | Selling, general and administrative costs | Legacy Alexion employees retention bonus
Disclosure of detailed information about business combination [line items]
Retention/transaction bonus plan expense in period since acquisition		13
Alexion Pharmaceuticals, Inc. | Selling, general and administrative costs | Alexion Performance Stock Plan (PSU)
Disclosure of detailed information about business combination [line items]
Expense from Alexion Performance Stock Plan awards in period since acquisition		175
Alexion Pharmaceuticals, Inc. | Cost of sales | Legacy Alexion employees retention bonus
Disclosure of detailed information about business combination [line items]
Retention/transaction bonus plan expense in period since acquisition		2
Alexion Pharmaceuticals, Inc. | Cost of sales | Alexion Performance Stock Plan (PSU)
Disclosure of detailed information about business combination [line items]
Expense from Alexion Performance Stock Plan awards in period since acquisition		9
Alexion Pharmaceuticals, Inc. | Research and development expense | Legacy Alexion employees retention bonus
Disclosure of detailed information about business combination [line items]
Retention/transaction bonus plan expense in period since acquisition		9
Alexion Pharmaceuticals, Inc. | Research and development expense | Alexion Performance Stock Plan (PSU)
Disclosure of detailed information about business combination [line items]
Expense from Alexion Performance Stock Plan awards in period since acquisition		$ 73
Alexion Pharmaceuticals, Inc. | Caelum Biosciences
Disclosure of detailed information about business combination [line items]
Non-controlling interests recognised in business combination	150					$ 150
Alexion Pharmaceuticals, Inc. | Fair value uplifts from business combinations
Disclosure of detailed information about business combination [line items]
Deferred tax liabilities recognised in business combination	5,215
Alexion Pharmaceuticals, Inc. | Inventory
Disclosure of detailed information about business combination [line items]
Fair value uplift to previous carrying value	5,635
Alexion Pharmaceuticals, Inc. | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Fair value uplift to previous carrying value	$ 111